Accounts receivable (Details 1) (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Legal obligors
Accounts receivable		R$ 10,477,179	R$ 8,104,679
Accounts receivable		29,943
Total Accounts receivable		10,507,122	8,104,679
Itau
Legal obligors
Total Accounts receivable		3,538,193	3,065,084
Bradesco
Legal obligors
Total Accounts receivable		1,394,571	906,281
Banco do Brasil
Legal obligors
Total Accounts receivable		1,058,442	720,170
CEF
Legal obligors
Total Accounts receivable		422,197	307,090
Santander
Legal obligors
Total Accounts receivable		1,270,125	1,119,926
Other
Legal obligors
Total Accounts receivable	[1]	2,235,888	1,456,131
Total card issuers
Legal obligors
Total Accounts receivable	[2]	9,919,416	7,574,682
Cielo - Elo
Legal obligors
Total Accounts receivable		152,758	366,619
Cielo Total
Legal obligors
Total Accounts receivable		590	91,402
Vero
Legal obligors
Total Accounts receivable		6,662	4,396
Other
Legal obligors
Total Accounts receivable		34,732	41,057
Total acquirers
Legal obligors
Total Accounts receivable	[3]	194,742	503,474
Other
Legal obligors
Accounts receivable		363,021	26,523
Accounts receivable		29,943
Total other
Legal obligors
Total Accounts receivable	[4]	392,964	26,523
Visa
Legal obligors
Total Accounts receivable		3,532,521	2,641,424
Visa | Itau
Legal obligors
Total Accounts receivable		727,224	570,463
Visa | Bradesco
Legal obligors
Total Accounts receivable		987,984	735,784
Visa | Banco do Brasil
Legal obligors
Total Accounts receivable		765,341	566,537
Visa | CEF
Legal obligors
Total Accounts receivable		145,400	133,882
Visa | Santander
Legal obligors
Total Accounts receivable		283,348	247,950
Visa | Other
Legal obligors
Total Accounts receivable	[1]	623,224	386,808
Visa | Total card issuers
Legal obligors
Total Accounts receivable	[2]	3,532,521	2,641,424
Visa | Cielo - Elo
Legal obligors
Total Accounts receivable		0
Visa | Cielo Total
Legal obligors
Total Accounts receivable		0
Visa | Vero
Legal obligors
Total Accounts receivable		0
Visa | Other
Legal obligors
Total Accounts receivable		0
Visa | Total acquirers
Legal obligors
Total Accounts receivable	[3]	0
Visa | Other
Legal obligors
Accounts receivable		0
Accounts receivable		0
Visa | Total other
Legal obligors
Total Accounts receivable	[4]	0
Master
Legal obligors
Total Accounts receivable		5,201,847	4,418,631
Master | Itau
Legal obligors
Total Accounts receivable		2,217,111	1,979,994
Master | Bradesco
Legal obligors
Total Accounts receivable		163,725	170,497
Master | Banco do Brasil
Legal obligors
Total Accounts receivable		140,774	153,633
Master | CEF
Legal obligors
Total Accounts receivable		154,473	173,208
Master | Santander
Legal obligors
Total Accounts receivable		986,777	871,976
Master | Other
Legal obligors
Total Accounts receivable	[1]	1,538,987	1,069,323
Master | Total card issuers
Legal obligors
Total Accounts receivable	[2]	5,201,847	4,418,631
Master | Cielo - Elo
Legal obligors
Total Accounts receivable		0
Master | Cielo Total
Legal obligors
Total Accounts receivable		0
Master | Vero
Legal obligors
Total Accounts receivable		0
Master | Other
Legal obligors
Total Accounts receivable		0
Master | Total acquirers
Legal obligors
Total Accounts receivable	[3]	0
Master | Other
Legal obligors
Accounts receivable		0
Accounts receivable		0
Master | Total other
Legal obligors
Total Accounts receivable	[4]	0
Hipercard
Legal obligors
Total Accounts receivable		593,858	514,627
Hipercard | Itau
Legal obligors
Total Accounts receivable		593,858	514,627
Hipercard | Bradesco
Legal obligors
Total Accounts receivable		0
Hipercard | Banco do Brasil
Legal obligors
Total Accounts receivable		0
Hipercard | CEF
Legal obligors
Total Accounts receivable		0
Hipercard | Santander
Legal obligors
Total Accounts receivable		0
Hipercard | Other
Legal obligors
Total Accounts receivable	[1]	0
Hipercard | Total card issuers
Legal obligors
Total Accounts receivable	[2]	593,858	R$ 514,627
Hipercard | Cielo - Elo
Legal obligors
Total Accounts receivable		0
Hipercard | Cielo Total
Legal obligors
Total Accounts receivable		0
Hipercard | Vero
Legal obligors
Total Accounts receivable		0
Hipercard | Other
Legal obligors
Total Accounts receivable		0
Hipercard | Total acquirers
Legal obligors
Total Accounts receivable	[3]	0
Hipercard | Other
Legal obligors
Accounts receivable		0
Accounts receivable		0
Hipercard | Total other
Legal obligors
Total Accounts receivable	[4]	0
Elo
Legal obligors
Total Accounts receivable		591,190
Elo | Itau
Legal obligors
Total Accounts receivable		0
Elo | Bradesco
Legal obligors
Total Accounts receivable		242,862
Elo | Banco do Brasil
Legal obligors
Total Accounts receivable		152,327
Elo | CEF
Legal obligors
Total Accounts receivable		122,324
Elo | Santander
Legal obligors
Total Accounts receivable		0
Elo | Other
Legal obligors
Total Accounts receivable	[1]	73,677
Elo | Total card issuers
Legal obligors
Total Accounts receivable	[2]	591,190
Elo | Cielo - Elo
Legal obligors
Total Accounts receivable		0
Elo | Cielo Total
Legal obligors
Total Accounts receivable		0
Elo | Vero
Legal obligors
Total Accounts receivable		0
Elo | Other
Legal obligors
Total Accounts receivable		0
Elo | Total acquirers
Legal obligors
Total Accounts receivable	[3]	0
Elo | Other
Legal obligors
Accounts receivable		0
Accounts receivable		0
Elo | Total other
Legal obligors
Total Accounts receivable	[4]	R$ 0

[1]	Refers to other pulverized receivables from legal obligors.
[2]	Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa, Mastercard, Hipercard or Elo. However, PagSeguro Brazil’s contractual accounts receivable are with the financial institutions, which are the legal obligors on the accounts receivable. Additionally, amounts due within 27 days of the original transaction, including those that fall due with the first installment of installment receivables, are guaranteed by Visa, Mastercard, Elo or Hipercard, as applicable, in the event that the legal obligors do not make payment..
[3]	Acquirers: refers to card processing transactions to be received from the acquirers, which are third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil. This balance also includes the receivables from sales of POS devices.
[4]	Other accounts receivable: Mainly related to portfolio of loans and receivables with our customers.